Inventories (Details) - Schedule of movement in provision for inventory obsolescence and net realizable value - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement in provision for inventory obsolescence and net realizable value [Abstract]
Opening balance	S/ 19,704	S/ 17,253	S/ 14,975
Additions	3,374	3,635	2,498
Recoveries	(26)	(1,184)	(220)
Final balance	S/ 23,052	S/ 19,704	S/ 17,253